Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Equity Awards
We grant stock options and other equity awards from time to time pursuant to our equity incentive plans. The timing of such awards is generally based on predetermined schedules or compensation committee approvals and is not intended to take into account the timing of the release of material nonpublic information (“MNPI”).
We do not grant equity awards in anticipation of the release of MNPI that is likely to result in changes to the price of our common stock, and do not time the public release of such information based on award grant dates. During the fiscal year ended December 31, 2025, we have not made awards to any named executive officer or director during the period beginning four business days before and ending one business day after the filing of our periodic or current report, and we have not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method
We grant stock options and other equity awards from time to time pursuant to our equity incentive plans. The timing of such awards is generally based on predetermined schedules or compensation committee approvals and is not intended to take into account the timing of the release of material nonpublic information (“MNPI”).

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
We do not grant equity awards in anticipation of the release of MNPI that is likely to result in changes to the price of our common stock, and do not time the public release of such information based on award grant dates. During the fiscal year ended December 31, 2025, we have not made awards to any named executive officer or director during the period beginning four business days before and ending one business day after the filing of our periodic or current report, and we have not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false